Xtrackers S and P 500 Diversified Sector Weight ETF Expense Example - Xtrackers S and P 500 Diversified Sector Weight ETF - Xtrackers S and P 500 Diversified Sector Weight ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	$ 29